UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	November 14, 2011

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:      $156788

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/  SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	 PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN EAGLE OUTFITTERS INC	COM		02553E106	2194	187230	 SH		SOLE			187230
AMERICAN SAFETY INSURANCE HLDS	COM		G02995101	6512	353851	 SH		SOLE			353851
AMERICAN SELECT PORTFOLIO INC	COM		029570108	5920	605368	 SH		SOLE			605368
AMERICAN STRATEGIC INCM PTFL	COM		030098107	714	68152	 SH		SOLE			68152
AMERICAN STRATEGIC INCM PTFL II	COM		030099105	2132	261286	 SH		SOLE			261286
CAPITAL SOUTHWEST CORP		COM		140501107	3091	41775	 SH		SOLE			41775
CHECKPOINT SYSTEMS INC		COM		162825103	516	38020	 SH		SOLE			38020
COMPUWARE CORP			COM		205638109	9000	1174970	 SH		SOLE			1174970
COMSTOCK RESOURCES INC		COM NEW		205768203	267	17280	 SH		SOLE			17280
DOVER MOTORSPORTS INC		COM		260174107	294	235023	 SH		SOLE			235023
DSP GROUP INC			COM		23332B106	10624	1800605	 SH		SOLE			1800605
ELLINGTON FINANCIAL LLC		COM		288522303	3291	191640	 SH		SOLE			191640
GILAT SATELLITE NETWORKS LTD	SHS NEW		M51474118	6750	2102838	 SH		SOLE			2102838
GMX RESOURCES INC		NOTE 4.5%	38011MAJ7	8006	11106000 PRN		SOLE			11106000
HEWLETT PACKARD CO		COM		428236103	8128	362028	 SH		SOLE			362028
MERCK & CO INC NEW		COM		58933Y105	10552	322700	 SH		SOLE			322700
QAD INCORPORATED        	CL A		74727D306	9179	858648	 SH		SOLE			858648
QAD INCORPORATED        	CL B		74727D207	2649	259727	 SH		SOLE			259727
SEACHANGE INTL INC		COM		811699107	6624	860288	 SH		SOLE			860288
SIERRA WIRELESS INC		COM		826516106	6639	969210	 SH		SOLE			969210
SKECHERS USA INC		CL A		830566105	5805	413730	 SH		SOLE			413730
TECUMSEH PRODUCTS CO		CL A		878895200	12458	1708930	 SH		SOLE			1708930
TECUMSEH PRODUCTS CO		CL B		878895101	344	50810	 SH		SOLE			50810
TELLABS INC			COM		879664100	6714	1565067	 SH		SOLE			1565067
TETRA TECHNOLOGIES INC		COM		88162F106	3881	502730	 SH		SOLE			502730
TOWER GROUP INC			COM		891777104	6293	275300	 SH		SOLE			275300
TRANSACT TECHNOLOGIES INC	COM		892918103	12020	1482097	 SH		SOLE			1482097
TRANSOCEAN INC			NOTE 1.5%	893830AV1	6191	6244000	 PRN		SOLE			6244000